UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip Code)

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: June 30

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

(a)	Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1)

EXCHANGE LISTED FUNDS TRUST

High Yield ETF (HYLD)

Annual Report

June 30, 2022

Exchange Listed Funds Trust TABLE OF CONTENTS	June 30, 2022

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.hyldetf.com. Please read the Fund’s prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective. The Fund is classified as a diversified investment company under the Investment Company Act of 1940 (the “1940 Act”).

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

i

High Yield ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	June 30, 2022 (Unaudited)

Dear HYLD Shareholders,

The High Yield ETF’s (“HYLD” or the “Fund”) return over the fiscal year ended June 30, 2022 was -10.63% based on net asset value (“NAV”) and -11.81% based on market price, versus a loss of -13.57% for the Bloomberg U.S. High Yield Very Liquid Index, and -12.81% for the Bloomberg U.S. Corporate High Yield Index, two of the Fund’s benchmark indexes. While HYLD has outperformed the indexes and many peer funds consistently during the recent market turmoil on a net asset value (NAV) basis, the Fund’s market price showed a large discrepancy from its NAV in the first half of 2022, caused by poor liquidity conditions. Over longer time periods, the Fund’s NAV has more closely tracked its market price. In general, when the Fund is experiencing significant trading volume, there are more sellers than buyers, especially during periods of market stress. In such a situation, discounts may arise. Since the beginning of May 2022, the Fund’s price discount to NAV steadily narrowed to -1.1% from -4.5%, as liquidity conditions stabilized. Investors that purchased shares of the Fund at the height of the NAV discount booked additional relative performance against the broader high-yield market.

During the fiscal year ended June 30, 2022, the Fund maintained a monthly dividend of $0.17 per share, or $2.04 per share annually in total. As of June 30, 2022, the Fund’s indicated dividend yield was 7.56% with a SEC yield of 8.2%, about 0.65% lower than the Bloomberg U.S. Corporate High Yield Index. A year ago, the Fund’s dividend yield was about 2.53% higher than the Bloomberg U.S. Corporate High Yield Index. The change reflects our active management efforts to navigate through the credit cycle, stay defensive in the near-term, and be well-positioned for growth once a recovery is at hand.

In our previous annual shareholder letter, we stated that while bond investors may continue to find opportunities in higher-yielding debt that hedge against rising inflation and interest rates, the market has moved past the macro driven recovery post-pandemic, and the possibilities of further upside for the broad market as a whole are limited. Early in 2022, an economist for Mackay Shields, a sub-adviser to the Fund, predicted that inflation would remain elevated, and that the U.S. economy was entering the late phase of the current cycle and was likely to slow into next year at a time when everyone is paying more for food and gasoline, higher rent, higher mortgage rates, higher car payments and higher credit card interest rates. Moreover, Mackay Shields’ economist predicted that the Federal Reserve would be forced to focus on inflation and was prepared to risk collateral damage to the broader economy to stabilize prices. Based on this macro assessment, we did some intensive research into the impact of Federal Reserve policy cycles on the yield curve and high yield bonds, much of this work is frequently referenced in our monthly commentary sent to shareholders. Our baseline thesis was that tighter financial conditions require higher compensation for investors to take on risk, and that investors would likely get rattled over the potential for aggressive Federal Reserve rate hikes to spur an economic downturn. This outlook would likely weigh heavily on the high yield bond market. As a result, the Fund has maintained a 5-10% cash position, and a shorter duration than the Bloomberg U.S. Corporate High Yield Index. The decision has thus far been fruitful, as the elevated cash position and the shorter duration contributed approximately 1.0% in excess return over the Bloomberg U.S. Corporate High Yield Index.

Another contributing factor to the Fund’s performance is from tactical allocation and risk management. We have dynamically re-positioned the portfolio to adapt to the changing credit environment. Throughout the year, we have adjusted the Fund’s credit exposure at each maturity bucket to capture the optimal risk-adjusted income: our average rating in the 1-3 year maturity bucket is three credit notches lower than the Bloomberg U.S. Corporate High Yield Index, while our exposure to the “belly” of the yield curve (3-10 year) is just one notch lower, and the long-term bonds (over 10 years) in the Fund are predominately high quality BB or above rated bonds. This positioning has added value. The spread between CCC and BB bonds has widened 400 basis points since mid-2021. As an example of the effect on performance, the Bloomberg Long BB High Yield Index outperformed the Bloomberg Long CCC High Yield Index by 8.3% over the period. At the front end of the curve (shorter maturities), benefiting from the lowest default rate in nearly 40 years, lower-rated bonds did not underperform higher-rated debt by any meaningful margin.

Are high yield bonds a buy now? With the 5% yield increase on the Bloomberg U.S. Corporate High Yield Index, we still hold the same view as we did at the start of the fiscal year: the recent selloff was in anticipation of future downward revisions to fundamentals, and one might even argue that, although high yield bond prices have declined, they may not have necessarily cheapened. Many investors expect the next contraction to be brief and shallow, followed by a robust recovery, because they

High Yield ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Continued)	June 30, 2022 (Unaudited)

are conditioned by recent history and assume the Federal Reserve will quickly pivot to a lower interest rate policy if the markets were to experience a more severe downturn. But a key lesson that the Federal Reserve took from high inflation in the past is that delaying action to bring down inflation leads to worse outcomes later. So, if a recession occurs with inflation still high, the Federal Reserve won’t use its tools to fully support growth. Thus, the next downturn may be brief, but without meaningful policy support, the recovery will likely be sluggish.

As we look forward, the high yield market faces accumulating fundamental headwinds due to a more hawkish Federal Reserve, more restrictive financing rates, a few idiosyncratic credit issues, and prospects for slower growth in 2023. More than ever, we will stay defensive and strive to remain nimble to create value for our shareholders.

We appreciate your continued support of HYLD.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

High Yield ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Continued)	June 30, 2022 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date	Average Annual Return as of 6/30/2022			Expense Ratio*
	of the Fund	One Year	Five Year	Ten Year	Gross	Net
High Yield ETF (Net Asset Value)	12/1/2010	-10.63%	1.31%	1.80%	1.37%	1.37%
High Yield ETF (Market Price)		-11.81%	1.45%	1.74%
Bloomberg U.S. Aggregate Bond Index(1)		-10.29%	0.88%	1.54%
Bloomberg U.S. Corporate High Yield Index		-12.81%	2.10%	4.47%
Bloomberg U.S. High Yield Very Liquid Index		-13.57%	1.55%	3.93%

*   Reflects the expense ratio (inclusive of 0.12% of acquired fund fees and expenses) as reported in the Prospectus dated November 1, 2021. Effective June 13, 2022, the Fund has an advisory fee waiver. See Note 3a.

(1)  Effective November 1, 2021, the Fund changed one of its benchmark indexes from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg U.S. High Yield Very Liquid Index. The Adviser believes that this new index is more representative of the types of securities available for the Fund to invest in.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.hyldetf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

High Yield ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	June 30, 2022 (Unaudited)

The Bloomberg U.S. Aggregate Bond Index is a broad based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. One cannot invest directly in an index.

The Bloomberg U.S. Corporate High Yield Index is an unmanaged index considered representative of the universe of U.S. fixed rate, non-investment grade debt. One cannot invest directly in an index.

Bloomberg U.S. High Yield Very Liquid Index is a component of the Bloomberg U.S. Corporate High Yield Index that is designed to track a more liquid component of the USD-denominated, high yield, fixed-rate corporate bond market. One cannot invest directly in an index.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) — The dollar value of a single share, is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

High Yield ETF SCHEDULE OF INVESTMENTS	June 30, 2022
	Principal Amount	Value
CORPORATE BONDS — 55.8%
ADVERTISING — 0.4%
Lamar Media Corp., 3.63%, 1/15/2031(a)	$476,000	$390,341
AEROSPACE/DEFENSE — 0.4%
TransDigm UK Holdings PLC, 6.88%, 5/15/2026(a)	250,000	233,468
Triumph Group, Inc., 6.25%, 9/15/2024(a)(b)	148,000	131,878
		365,346
AIRLINES — 1.6%
American Airlines Group, Inc., 3.75%, 3/1/2025(b)	234,000	197,584
American Airlines, Inc., 11.75%, 7/15/2025(b)	316,000	329,420
United Airlines Holdings, Inc.
5.00%, 2/1/2024	476,000	457,932
4.88%, 1/15/2025	490,000	456,048
		1,440,984
AUTO MANUFACTURERS — 1.3%
Ford Motor Co., 4.75%, 1/15/2043	624,000	446,271
JB Poindexter & Co., Inc., 7.13%, 4/15/2026(a)(b)	285,000	273,975
PM General Purchaser LLC, 9.50%, 10/1/2028(a)(b)	497,000	402,205
		1,122,451
AUTO PARTS & EQUIPMENT — 1.9%
Adient Global Holdings Ltd., 4.88%, 8/15/2026(a)(b)	400,000	351,646
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/2028(a)(b)	276,000	238,798
Goodyear Tire & Rubber Co. (The), 4.88%, 3/15/2027(a)	133,000	119,068
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/2029(a)(b)	326,000	247,699
Tenneco, Inc., 5.00%, 7/15/2026(a)	560,000	524,628
Wheel Pros, Inc., 6.50%, 5/15/2029(a)(b)	276,000	195,420
		1,677,259
BANKS — 0.2%
Freedom Mortgage Corp., 7.63%, 5/1/2026(a)(b)	276,000	215,650
	Principal Amount	Value
CORPORATE BONDS (Continued)
CHEMICALS — 2.2%
Cornerstone Chemical Co., 6.75%, 8/15/2024(a)(b)	$490,000	$438,832
Olin Corp., 5.63%, 8/1/2029(a)	539,000	481,203
Schweitzer-Mauduit International, Inc., 6.88%, 10/1/2026(a)(b)	159,000	141,721
SCIH Salt Holdings, Inc., 6.63%, 5/1/2029(a)(b)	276,000	217,272
Unifrax Escrow Issuer Corp., 5.25%, 9/30/2028(a)(b)	476,000	380,705
Venator Finance Sarl / Venator Materials LLC, 5.75%, 7/15/2025(a)(b)	358,000	287,183
		1,946,916
COAL — 0.4%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 5/1/2025(a)(b)	331,000	327,381
COMMERCIAL SERVICES — 3.4%
ADT Security Corp. (The), 4.88%, 7/15/2032(b)	358,000	286,217
CoreCivic, Inc., 4.75%, 10/15/2027(a)	543,000	448,092
Korn Ferry, 4.63%, 12/15/2027(a)(b)	576,000	518,060
MPH Acquisition Holdings LLC, 5.75%, 11/1/2028(a)(b)	437,000	363,018
Nielsen Finance LLC / Nielsen Finance Co., 4.75%, 7/15/2031(a)(b)	476,000	429,633
Sabre GLBL, Inc., 7.38%, 9/1/2025(a)(b)	290,000	271,175
Sotheby’s, 7.38%, 10/15/2027(a)(b)	218,000	202,291
United Rentals North America, Inc., 3.75%, 1/15/2032(a)	234,000	192,686
WW International, Inc., 4.50%, 4/15/2029(a)(b)	407,000	271,669
		2,982,841

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	June 30, 2022
	Principal Amount	Value
CORPORATE BONDS (Continued)
COMPUTERS — 1.2%
Dell International LLC / EMC Corp., 8.35%, 7/15/2046(a)	$83,000	$104,072
NCR Corp., 5.25%, 10/1/2030(a)(b)	198,000	171,030
Vericast Corp., 11.00%, 9/15/2026(a)(b)	803,724	774,589
		1,049,691
COSMETICS/PERSONAL CARE — 0.5%
Coty, Inc., 6.50%, 4/15/2026(a)(b)	476,000	440,191
DISTRIBUTION/WHOLESALE — 0.2%
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/2026(a)(b)	340,000	198,650
DIVERSIFIED FINANCIAL SERVICES — 2.0%
Coinbase Global, Inc., 0.50%, 6/1/2026	468,000	264,171
Enova International, Inc., 8.50%, 9/1/2024(a)(b)	502,000	467,630
PennyMac Financial Services, Inc., 4.25%, 2/15/2029(a)(b)	476,000	350,738
PRA Group, Inc., 7.38%, 9/1/2025(a)(b)	351,000	341,956
Voyager Aviation Holdings LLC, 8.50%, 5/9/2026(a)(b)	435,000	389,325
		1,813,820
ELECTRIC — 1.5%
Calpine Corp.
4.50%, 2/15/2028(a)(b)	576,000	523,654
5.00%, 2/1/2031(a)(b)	476,000	386,205
NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/2025(b)	134,805	132,837
PG&E Corp., 5.00%, 7/1/2028(a)	371,000	319,171
		1,361,867
ENGINEERING & CONSTRUCTION — 1.4%
Artera Services LLC, 9.03%, 12/4/2025(a)(b)	487,984	394,511
TopBuild Corp., 4.13%, 2/15/2032(a)(b)	234,000	180,153
Tutor Perini Corp., 6.88%, 5/1/2025(a)(b)	448,000	366,746
	Principal Amount	Value
CORPORATE BONDS (Continued)
ENGINEERING & CONSTRUCTION (Continued)
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 9/15/2028(a)(b)	$371,000	$293,550
		1,234,960
ENTERTAINMENT — 0.9%
Affinity Gaming, 6.88%, 12/15/2027(a)(b)	476,000	400,445
Allen Media LLC / Allen Media Co.-Issuer, Inc., 10.50%, 2/15/2028(a)(b)	326,000	168,767
Speedway Motorsports LLC / Speedway Funding II, Inc., 4.88%, 11/1/2027(a)(b)	292,000	258,876
		828,088
ENVIRONMENTAL CONTROL — 0.5%
Harsco Corp., 5.75%, 7/31/2027(a)(b)	218,000	174,716
Madison IAQ LLC, 5.88%, 6/30/2029(a)(b)	326,000	246,963
		421,679
FOOD — 1.2%
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 4/15/2025(a)(b)	184,000	169,299
Kraft Heinz Foods Co., 6.50%, 2/9/2040	476,000	517,404
Land O’Lakes Capital Trust I, 7.45%, 3/15/2028(b)	391,000	406,386
		1,093,089
HEALTHCARE-SERVICES — 0.9%
CHS/Community Health Systems, Inc., 8.00%, 12/15/2027(a)(b)	198,000	180,144
HCA, Inc., 7.50%, 11/6/2033	184,000	209,015
LifePoint Health, Inc., 5.38%, 1/15/2029(a)(b)	326,000	242,288
Molina Healthcare, Inc., 3.88%, 5/15/2032(a)(b)	234,000	196,478
		827,925

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	June 30, 2022
	Principal Amount	Value
CORPORATE BONDS (Continued)
HOME BUILDERS — 1.1%
Beazer Homes USA, Inc., 7.25%, 10/15/2029(a)	$100,000	$79,385
M/I Homes, Inc., 4.95%, 2/1/2028(a)	292,000	248,613
MDC Holdings, Inc., 6.00%, 1/15/2043(a)	364,000	300,129
New Home Co., Inc. (The), 7.25%, 10/15/2025(a)(b)	476,000	389,787
		1,017,914
INSURANCE — 0.3%
Genworth Holdings, Inc., 6.50%, 6/15/2034	325,000	258,187
INTERNET — 1.5%
Cars.com, Inc., 6.38%, 11/1/2028(a)(b)	476,000	401,661
Netflix, Inc., 4.88%, 6/15/2030(a)(b)	519,000	475,980
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 4/30/2027(a)(b)	234,000	193,053
Photo Holdings Merger Sub, Inc., 8.50%, 10/1/2026(a)(b)	359,000	271,587
		1,342,281
INVESTMENT COMPANIES — 0.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/2027(a)	349,000	309,910
IRON/STEEL — 0.7%
Cleveland-Cliffs, Inc., 6.25%, 10/1/2040	753,000	632,520
LEISURE TIME — 1.3%
Carnival Corp., 5.75%, 3/1/2027(a)(b)	610,000	445,093
NCL Corp. Ltd., 3.63%, 12/15/2024(a)(b)	440,000	368,975
Royal Caribbean Cruises Ltd., 3.70%, 3/15/2028(a)	524,000	333,610
		1,147,678
LODGING — 0.5%
Arrow Bidco LLC, 9.50%, 3/15/2024(a)(b)	218,000	214,497
Hilton Domestic Operating Co., Inc., 3.63%, 2/15/2032(a)(b)	234,000	186,567
		401,064
	Principal Amount	Value
CORPORATE BONDS (Continued)
MEDIA — 2.5%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/2030(a)(b)	$576,000	$494,865
CSC Holdings LLC, 5.75%, 1/15/2030(a)(b)	500,000	365,100
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 8/15/2027(a)(b)	752,000	94,000
DISH Network Corp., 3.38%, 8/15/2026	248,000	168,144
iHeartCommunications, Inc., 8.38%, 5/1/2027(a)	311,348	248,088
News Corp., 5.13%, 2/15/2032(a)(b)	234,000	207,652
Sinclair Television Group, Inc., 5.13%, 2/15/2027(a)(b)	248,000	208,718
TEGNA, Inc., 5.00%, 9/15/2029(a)	336,000	316,626
Univision Communications, Inc., 5.13%, 2/15/2025(a)(b)	157,000	148,051
		2,251,244
METAL FABRICATE/HARDWARE — 0.3%
Park-Ohio Industries, Inc., 6.63%, 4/15/2027(a)	391,000	309,383
MINING — 2.2%
Alcoa Nederland Holding BV, 6.13%, 5/15/2028(a)(b)	400,000	389,734
Century Aluminum Co., 7.50%, 4/1/2028(a)(b)	560,000	505,103
Freeport-McMoRan, Inc., 5.00%, 9/1/2027(a)	159,000	158,024
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/2028(a)(b)	27,000	27,894
JW Aluminum Continuous Cast Co., 10.25%, 6/1/2026(a)(b)	455,000	468,577
Novelis Corp., 4.75%, 1/30/2030(a)(b)	476,000	396,551
		1,945,883
MISCELLANEOUS MANUFACTURING — 0.9%
Anagram International, Inc. / Anagram Holdings LLC, 10.00%, 8/15/2026(a)(b)	92,789	95,923
FXI Holdings, Inc., 7.88%, 11/1/2024(a)(b)	311,000	270,230

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	June 30, 2022
	Principal Amount	Value
CORPORATE BONDS (Continued)
MISCELLANEOUS MANUFACTURING (Continued)
LSB Industries, Inc., 6.25%, 10/15/2028(a)(b)	$476,000	$420,765
		786,918
OIL & GAS — 6.4%
Comstock Resources, Inc., 6.75%, 3/1/2029(a)(b)	476,000	427,241
Encino Acquisition Partners Holdings LLC, 8.50%, 5/1/2028(a)(b)	560,000	529,395
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 2/1/2029(a)(b)	371,000	326,439
International Petroleum Corp./Sweden, 7.25%, 2/1/2027(a)(b)	188,472	180,933
Laredo Petroleum, Inc., 7.75%, 7/31/2029(a)(b)	371,000	338,014
Marathon Oil Corp., 6.60%, 10/1/2037	261,000	277,472
Marathon Petroleum Corp., 5.00%, 9/15/2054(a)	476,000	431,772
Mesquite Energy, Inc., 7.25%, 2/15/2023(a)(b)(c)(d)(e)	1,902,000	12,363
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026(a)(b)	560,000	498,050
Occidental Petroleum Corp.
7.15%, 5/15/2028	351,000	367,169
7.95%, 6/15/2039	476,000	538,820
Par Petroleum LLC / Par Petroleum Finance Corp., 7.75%, 12/15/2025(a)(b)	533,000	501,183
PBF Holding Co. LLC / PBF Finance Corp.
9.25%, 5/15/2025(a)(b)	351,000	367,453
7.25%, 6/15/2025(a)	234,000	219,139
Southwestern Energy Co., 8.38%, 9/15/2028(a)	351,000	370,479
Valaris Ltd., 8.25%, 4/30/2028	326,000	316,702
		5,702,624
	Principal Amount	Value
CORPORATE BONDS (Continued)
OIL & GAS SERVICES — 1.9%
Basic Energy Services, Inc., 10.75%, 10/15/2023(a)(b)(d)	$1,978,000	$262,085
Bristow Group, Inc., 6.88%, 3/1/2028(a)(b)	560,000	492,815
Oil States International, Inc., 1.50%, 2/15/2023	560,000	544,847
Weatherford International Ltd.
11.00%, 12/1/2024(a)(b)	57,000	57,509
8.63%, 4/30/2030(a)(b)	365,000	303,584
		1,660,840
PACKAGING & CONTAINERS — 0.6%
Graham Packaging Co., Inc., 7.13%, 8/15/2028(a)(b)	148,000	118,973
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/2025(a)(b)	440,000	384,769
		503,742
PHARMACEUTICALS — 0.3%
Bausch Health Cos., Inc., 6.25%, 2/15/2029(a)(b)	435,000	234,508
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/2028(a)(b)	468,000	37,440
		271,948
PIPELINES — 6.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/2027(a)(b)	218,000	203,106
Cheniere Energy Partners LP, 3.25%, 1/31/2032(a)(b)	234,000	184,791
EQM Midstream Partners LP, 6.50%, 7/1/2027(a)(b)	351,000	326,964
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/2027(a)	560,000	497,168
Harvest Midstream I LP, 7.50%, 9/1/2028(a)(b)	351,000	330,330
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/2028(a)(b)	407,000	349,295
ITT Holdings LLC, 6.50%, 8/1/2029(a)(b)	407,000	326,738

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	June 30, 2022
	Principal Amount	Value
CORPORATE BONDS (Continued)
PIPELINES (Continued)
New Fortress Energy, Inc., 6.50%, 9/30/2026(a)(b)	$457,000	$414,517
NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, 11/1/2023(a)	448,000	406,067
Oasis Midstream Partners LP / OMP Finance Corp., 8.00%, 4/1/2029(a)(b)	560,000	521,153
Plains All American Pipeline LP, Series B, 6.13%, (3-Month US LIBOR + 4.11%)(a)(f)(g)	450,000	324,000
Rockies Express Pipeline LLC, 4.80%, 5/15/2030(a)(b)	371,000	309,497
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 8.50%, 10/15/2026(a)(b)	351,000	315,844
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 1/15/2028(a)(b)	407,000	347,134
Western Midstream Operating LP, 5.75%, 2/1/2050(a)	839,000	676,911
		5,533,515
REAL ESTATE — 0.4%
Howard Hughes Corp. (The), 4.13%, 2/1/2029(a)(b)	407,000	314,634
REITS — 1.7%
Granite Point Mortgage Trust, Inc., 6.38%, 10/1/2023	650,000	634,595
Iron Mountain, Inc., 5.25%, 3/15/2028(a)(b)	331,000	297,085
Service Properties Trust
4.35%, 10/1/2024(a)	198,000	160,866
4.95%, 2/15/2027(a)	574,000	423,468
		1,516,014
RETAIL — 1.4%
Party City Holdings, Inc., 5.75%, (6-Month US LIBOR + 5.00%), 7/15/2025(a)(b)(f)	155,327	106,585
Patrick Industries, Inc., 7.50%, 10/15/2027(a)(b)	387,000	358,699
	Principal Amount	Value
CORPORATE BONDS (Continued)
RETAIL (Continued)
Staples, Inc., 10.75%, 4/15/2027(a)(b)	$492,000	$326,056
Yum! Brands, Inc., 6.88%, 11/15/2037	476,000	484,061
		1,275,401
SOFTWARE — 1.1%
MSCI, Inc., 3.63%, 9/1/2030(a)(b)	476,000	397,633
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/2025(a)(b)	466,000	347,499
Ziff Davis, Inc., 1.75%, 11/1/2026(b)	198,000	191,763
		936,895
TELECOMMUNICATIONS — 1.8%
CommScope, Inc., 8.25%, 3/1/2027(a)(b)	277,000	219,658
Embarq Corp., 8.00%, 6/1/2036	294,000	221,436
Sprint Capital Corp., 8.75%, 3/15/2032	468,000	564,754
T-Mobile USA, Inc., 2.88%, 2/15/2031(a)	476,000	393,000
Viasat, Inc., 6.50%, 7/15/2028(a)(b)	248,000	171,139
		1,569,987
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc., 6.20%, 10/1/2040	148,000	141,702
TOTAL CORPORATE BONDS
(Cost $62,359,127)		49,569,413

TERM LOANS — 17.7%
ADVERTISING — 1.1%
ABG Intermediate Holdings 2 LLC, 7.63%, (1-Month US SOFR + 6.00%), 12/10/2029(f)	1,000,000	935,000
AUTO PARTS & EQUIPMENT — 0.8%
First Brands Group LLC, 6.29%, (3-Month US SOFR + 5.00%), 3/30/2027(f)	731,352	697,710

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	June 30, 2022
	Principal Amount	Value
TERM LOANS (Continued)
COMMERCIAL SERVICES — 3.6%
KNS Midco Corp., 8.50%, (3-Month US LIBOR + 6.25%), 4/21/2027(f)	$981,250	$901,523
National Intergovernmental Purchasing Alliance Co., 9.75%, (3-Month US LIBOR + 7.50%), 5/22/2026(f)	493,312	480,979
TKC Midco 1, LLC, 12.00%, 2/8/2027	2,000,000	1,837,500
		3,220,002
COMPUTERS — 1.0%
Redstone Holdco 2 LP, 8.97%, (3-Month US LIBOR + 7.75%), 4/16/2029(f)	1,000,000	866,000
FOOD — 1.1%
Balrog Acquisition, Inc., 8.57%, (3-Month US LIBOR + 7.00%), 8/2/2029(f)	1,000,000	990,000
HEALTHCARE-SERVICES — 5.1%
Air Methods Corp., 5.75%, (3-Month US LIBOR + 3.50%), 4/22/2024(f)	722,612	644,028
MED ParentCo LP, 9.92%, (1-Month US LIBOR + 8.25%), 8/30/2027(f)	1,000,000	931,250
Sound Inpatient Physicians, 8.42%, (1-Month US LIBOR + 6.75%), 6/26/2026(f)	1,069,939	1,001,613
Summit Behavioral Healthcare LLC, 9.26%, (3-Month US LIBOR + 7.75%), 11/8/2029(f)	1,000,000	955,000
Upstream Newco, Inc., 10.17%, (1-Month US LIBOR + 8.50%), 11/20/2027(f)	1,000,000	990,000
		4,521,891
INVESTMENT COMPANIES — 1.1%
Cardinal Parent, Inc.
8.91%, (1-Month US LIBOR + 7.75%), 11/13/2028(f)	25,702	24,674
9.38%, (1-Month US LIBOR + 7.75%), 11/13/2028(f)	950,965	912,926
		937,600
	Principal Amount	Value
TERM LOANS (Continued)
RETAIL — 0.8%
JP Intermediate B LLC, 6.74%, (3-Month US LIBOR + 5.50%), 11/15/2025(f)	$923,749	$755,331
SOFTWARE — 3.1%
BYJU’s Alpha, Inc., 7.01%, (3-Month US LIBOR + 5.50%), 11/5/2026(f)	995,000	850,725
Mandolin Technology Intermediate Holdings, Inc., 7.74%, (3-Month US LIBOR + 6.50%), 7/8/2029(f)	1,000,000	965,000
QuickBase, Inc., 9.67%, (1-Month US LIBOR + 8.00%), 4/2/2027(f)	1,000,000	950,000
		2,765,725
TOTAL TERM LOANS (Cost $16,555,545)		15,689,259

FOREIGN BONDS — 13.2%
AEROSPACE/DEFENSE — 0.8%
Rolls-Royce PLC, 5.75%, 10/15/2027 (United Kingdom)(a)(b)	750,000	677,929
AIRLINES — 0.0%
Virgin Australia Holdings Pty Ltd., 7.88%, 10/15/2021 (Australia)(b)	156,000	7,800
AUTO PARTS & EQUIPMENT — 0.8%
IHO Verwaltungs GmbH, 6.38%, 5/15/2029 (Germany)(a)(b)	850,000	741,200
BUILDING MATERIALS — 0.5%
West China Cement Ltd., 4.95%, 7/8/2026 (China)(a)	500,000	404,500
COMMERCIAL SERVICES — 0.9%
Airswift Global AS, 10.39%, (3-Month US LIBOR + 8.50%), 5/12/2025 (United Kingdom)(b)(f)	300,000	303,000
Cimpress PLC, 7.00%, 6/15/2026 (Ireland)(a)(b)	395,000	315,228
eHi Car Services Ltd., 7.75%, 11/14/2024 (China)(a)	350,000	229,250
		847,478

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	June 30, 2022
	Principal Amount	Value
FOREIGN BONDS (Continued)
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/2024 (Cayman Islands)(a)(b)	$618,558	$470,262
ELECTRIC — 0.3%
TransAlta Corp., 6.50%, 3/15/2040 (Canada)	292,000	269,969
ENTERTAINMENT — 0.6%
Merlin Entertainments Ltd., 5.75%, 6/15/2026 (United Kingdom)(a)(b)	600,000	548,312
FOOD — 1.4%
FAGE International SA / FAGE USA Dairy Industry, Inc., 5.63%, 8/15/2026 (Luxembourg)(a)(b)	200,000	170,781
JBS USA LUX SA / JBS USA Finance, Inc., 6.75%, 2/15/2028 (Brazil)(a)(b)	1,032,000	1,073,425
		1,244,206
FOREST PRODUCTS & PAPER — 0.4%
Mercer International, Inc., 5.50%, 1/15/2026 (Germany)(a)	355,000	342,825
GAS — 0.4%
Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/2023 (Canada)(a)(b)	324,000	318,698
IRON/STEEL — 0.8%
Infrabuild Australia Pty Ltd., 12.00%, 10/1/2024 (Australia)(a)(b)	502,000	478,720
Mineral Resources Ltd., 8.13%, 5/1/2027 (Australia)(a)(b)	233,000	227,027
		705,747
MINING — 1.4%
China Hongqiao Group Ltd., 6.25%, 6/8/2024 (China)	500,000	465,625
IAMGOLD Corp., 5.75%, 10/15/2028 (Burkina Faso)(a)(b)	476,000	318,249
Teck Resources Ltd., 6.25%, 7/15/2041 (Canada)(a)	476,000	498,127
		1,282,001
	Principal Amount	Value
FOREIGN BONDS (Continued)
OIL & GAS — 1.1%
Cenovus Energy, Inc., 6.75%, 11/15/2039 (Canada)	$476,000	$510,612
Petrobras Global Finance BV, 7.25%, 3/17/2044 (Brazil)	476,000	451,327
		961,939
OIL & GAS SERVICES — 0.2%
Calfrac Holdings LP, 10.88%, 3/15/2026 (Canada)(a)(b)	224,116	203,905
PACKAGING & CONTAINERS — 0.3%
ARD Finance SA, 6.50%, 6/30/2027 (Luxembourg)(a)(b)	350,000	257,817
PHARMACEUTICALS — 0.6%
Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/2028 (Germany)(a)(b)	650,000	543,886
REAL ESTATE — 0.5%
Kaisa Group Holdings Ltd., 10.50%, 1/15/2025 (China)(a)	250,000	34,377
KWG Group Holdings Ltd., 7.40%, 1/13/2027 (China)(a)	250,000	48,936
Sunac China Holdings Ltd., 6.50%, 1/10/2025 (China)(a)	300,000	45,000
Wanda Properties Overseas Ltd., 6.88%, 7/23/2023 (China)	350,000	280,000
		408,313
TELECOMMUNICATIONS — 0.7%
C&W Senior Financing DAC, 6.88%, 9/15/2027 (Panama)(a)(b)	300,000	270,902
Telecom Italia Capital SA, 7.20%, 7/18/2036 (Italy)	476,000	362,807
		633,709
TRANSPORTATION — 1.0%
Diana Shipping, Inc., 8.38%, 6/22/2026 (Greece)(b)	500,000	495,000
Seaspan Corp., 5.50%, 8/1/2029 (Hong Kong)(a)(b)	476,000	380,785
		875,785

TOTAL FOREIGN BONDS (Cost $14,392,196)		11,746,281

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Concluded)	June 30, 2022
	Number of Shares	Value
PREFERRED STOCKS — 0.7%
BANKS — 0.7%
Bank of America Corp., 7.25%, Series L	244	$293,898
Wells Fargo & Co., 7.50%, Series L	244	296,585
		590,483
TOTAL PREFERRED STOCKS (Cost $697,736)		590,483

COMMON STOCKS — 0.2%
DIVERSIFIED FINANCIAL SERVICES — 0.0%
Voyager Aviation Holdings LLC*(c)(e)	4,080	0
OIL & GAS SERVICES — 0.2%
Calfrac Well Services Ltd.*	36,533	139,191
Hi-Crush Holdings, Inc.*	24,686	0
		139,191
RETAIL — 0.0%
Party City Holdings, Inc.*(h)	19,290	5,015
TOTAL COMMON STOCKS (Cost $204,316)		144,206

UNITS — 0.0%
DIVERSIFIED FINANCIAL SERVICES — 0.0%
Voyager Aviation Holdings LLC*(c)(e)	24,481	0

TOTAL UNITS (Cost $612,025)		0

EXCHANGE-TRADED FUNDS — 4.5%
AllianceBernstein Global High Income Fund, Inc.	27,704	270,668
BlackRock Credit Allocation Income Trust	24,596	267,850
DoubleLine Income Solutions Fund	21,480	260,552
Global X Nasdaq 100 Covered Call ETF	19,246	336,228
Invesco Senior Income Trust	73,504	285,931
iShares USD Asia High Yield Bond Index ETF	311,000	2,015,280
Nuveen Credit Strategies Income Fund	50,228	261,186
PGIM Global High Yield Fund, Inc.	23,084	264,773
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,084,084)		3,962,468
	Number of Shares	Value
SHORT-TERM INVESTMENTS — 3.4%
JPMorgan U.S. Government Money Market Fund – Institutional Class, 1.29%(i)	2,985,014	$2,985,014
TOTAL SHORT TERM INVESTMENTS (Cost $2,985,014)		2,985,014
TOTAL INVESTMENTS — 95.5% (Cost $102,890,043)		84,687,124
Other Assets in Excess of Liabilities — 4.5%		4,140,380
TOTAL NET ASSETS — 100.0%		$88,827,504

*      Non-income producing security.

(a)   Callable.

(b)   Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $40,851,721, which represents 46.0% of net assets as of June 30, 2022.

(c)   Securities are considered illiquid and valued at fair value by the Trust’s Valuation Committee in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. The total value of these securities is $12,363 which represents approximately 0% of net assets as of June 30, 2022.

(d)   Security is in default.

(e)   Level 3 security. The total value of these securities is $12,363. See Note 2a.

(f)    Floating rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(g)   Perpetual, callable security with no stated maturity date.

(h)   Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on sale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $5,015, which represents approximately 0.0% of net assets as of June 30, 2022. See additional details below:

Security	Date of Purchase	Cost
Party City Holdings, Inc.	9/2/2020	$1,856

(i)    The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

High Yield ETF SUMMARY OF INVESTMENTS	June 30, 2022
Percent of Total Net Assets
Advertising	1.5%
Aerospace/Defense	1.2%
Airlines	1.6%
Auto Manufacturers	1.3%
Auto Parts & Equipment	3.5%
Banks	0.9%
Building Materials	0.5%
Chemicals	2.2%
Coal	0.4%
Commercial Services	7.9%
Computers	2.2%
Cosmetics/Personal Care	0.5%
Distribution/Wholesale	0.2%
Diversified Financial Services	2.5%
Electric	1.8%
Engineering & Construction	1.4%
Entertainment	1.5%
Environmental Control	0.5%
Food	3.7%
Forest Products & Paper	0.4%
Gas	0.4%
Healthcare-Services	6.0%
Home Builders	1.1%
Insurance	0.3%
Internet	1.5%
Investment Companies	1.5%
Iron/Steel	1.5%
Leisure Time	1.3%
Lodging	0.5%
Media	2.5%
Metal Fabricate/Hardware	0.3%
Mining	3.6%
Miscellaneous Manufacturing	0.9%
Oil & Gas	7.5%
Oil & Gas Services	2.3%
Packaging & Containers	0.9%
Pharmaceuticals	0.9%
Pipelines	6.2%
Real Estate	0.9%
REITS	1.7%
Retail	2.2%

See accompanying Notes to Financial Statements.

High Yield ETF SUMMARY OF INVESTMENTS (Concluded)	June 30, 2022
Percent of Total Net Assets
Software	4.2%
Telecommunications	2.5%
Toys/Games/Hobbies	0.2%
Transportation	1.0%
Exchange-Traded Funds	4.5%
Short-Term Investments	3.4%
Total Investments	95.5%
Other Assets in Excess of Liabilities	4.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES	June 30, 2022
High Yield ETF
Assets:
Investments, at value	$84,687,124
Cash	98,138
Investment securities sold	2,716,656
Interest receivable	1,407,370
Dividends receivable	8,497
Total Assets	88,917,785

Liabilities:
Advisory fee payable	90,281
Total Liabilities	90,281

Net Assets	$88,827,504

Net Assets Consist of:
Paid-in capital	$300,350,192
Distributable earnings (loss)	(211,522,688)
Net Assets	$88,827,504

Net Assets	$88,827,504
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,275,000
Net Asset Value, Offering and Redemption Price Per Share	$27.12
Investments, at cost	$102,890,043

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS
High Yield ETF
Year Ended June 30, 2022
Investment Income:
Dividends*	$401,670
Interest	7,833,442
Total Investment Income	8,235,112

Expenses:
Advisory fees	1,511,000
Total Expenses	1,511,000
Less fees waived:
Waiver	(6,680)
Net Expenses	1,504,320

Net Investment Income (Loss)	6,730,792

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(873,617)
In-kind redemptions	(882,760)
Net realized gain (loss)	(1,756,377)
Net change in unrealized appreciation (depreciation) on:
Investments	(16,568,821)
Net change in unrealized appreciation (depreciation)	(16,568,821)
Net realized and unrealized gain (loss)	(18,325,198)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,594,406)

* Net of foreign withholding taxes	$829

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	High Yield ETF
	Year Ended June 30, 2022	Year Ended June 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$6,730,792	$5,691,783
Net realized gain (loss)	(1,756,377)	(4,570,274)
Change in net unrealized appreciation (depreciation)	(16,568,821)	16,927,836
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,594,406)	18,049,345

Distributions to Shareholders:
Distributions	(6,838,258)	(5,874,906)
Return of capital	(1,019,992)	(2,114,094)
Total Distributions to Shareholders	(7,858,250)	(7,989,000)

Capital Transactions:
Proceeds from shares issued	4,810,371	36,980,867
Cost of shares redeemed	(27,890,441)	(14,222,604)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(23,080,070)	22,758,263

Total Increase (Decrease) in Net Assets	(42,532,726)	32,818,608

Net Assets:
Beginning of period	131,360,230	98,541,622
End of period	$88,827,504	$131,360,230

Change in Shares Outstanding:
Shares outstanding, beginning of period	4,050,000	3,350,000
Shares issued	150,000	1,150,000
Shares redeemed	(925,000)	(450,000)
Shares outstanding, end of period	3,275,000	4,050,000

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
High Yield ETF Selected Per Share Data	Years Ended June 30
	2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$32.43	$29.42	$34.58	$36.72	$36.52
Investment Activities
Net investment income (loss)(1)	1.73	1.65	2.17	2.66	2.66
Net realized and unrealized gain (loss)	(5.00)	3.66	(4.92)	(2.16)	0.23
Total from investment activities	(3.27)	5.31	(2.75)	0.50	2.89

Distributions to shareholders from:
Net investment income	(1.78)	(1.72)	(2.27)	(2.64)	(2.69)
Return of Capital	(0.26)	(0.58)	(0.14)	—	—
Total distributions	(2.04)	(2.30)	(2.41)	(2.64)	(2.69)
Net Asset Value, end of period	$27.12	$32.43	$29.42	$34.58	$36.72
Total Return (%)	(10.63)	18.58	(8.27)	1.47	8.19
Total Return at Market Price (%)	(11.81)	19.23	(7.68)	1.26	9.34
Ratios to Average Net Assets
Expenses before fee waiver (%)	1.25	1.25	1.25	1.25 (2)	1.28	(3)
Expenses after fee waiver (%)	1.25	1.25	1.25	1.25 (2)	1.28	(3)
Net investment income (loss) (%)	5.58	5.23	6.67	7.51	7.23
Supplemental Data
Net Assets at end of period (000’s)	$88,828	$131,360	$98,542	$141,785	$176,253
Portfolio turnover (%)(4)	42	90	101	74	133

(1)  Per share numbers have been calculated using the average shares method.

(2)  Effective July 1, 2018, the Fund changed its expenses to a unitary fee.

(3)  The expense ratio includes expense for Dividend Payable on Securities Sold Short which was less than 0.005% for the year ended June 30, 2018.

(4)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	June 30, 2022

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements herein are for the High Yield ETF (the “Fund”).

The Fund commenced operations on December 1, 2010 as the Peritus High Yield ETF, a separate series of the AdvisorShares Trust, which was organized as a Delaware statutory trust on July 30, 2007 as an open-end management investment company registered under the 1940 Act. On June 22, 2018, the Peritus High Yield ETF was reorganized into the Trust in a tax-free exchange of shares and began accruing a unitary fee for expenses. On September 6, 2018, the Fund was renamed the High Yield ETF.

The Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, the Fund uses an active investment strategy in seeking to meet its investment objective.

The Fund employs a “multi-manager” approach whereby portions of the Fund’s assets are allocated among sub-advisers. Exchange Traded Concepts, LLC (the “Adviser”) is responsible for the management of the Fund and supervision of the Fund’s sub-advisers, MacKay Shields LLC (“MacKay Shields”) and WhiteStar Asset Management LLC (“WhiteStar”) (each, a “Sub-Adviser,” and together, the “Sub-Advisers”). Each Sub-Adviser manages its allocated portion of the Fund’s assets to correspond with its distinct investment style and strategy in a manner consistent with the Fund’s investment objective, strategies, and restrictions.

The Fund’s investment objective is to seek high current income with a secondary goal of capital appreciation. The Fund seeks to achieve its investment objective by investing in a focused portfolio of high yield debt securities commonly referred to as ‘‘junk bonds’’. The Fund may invest in debt securities issued by foreign issuers, including issuers in emerging markets. The Fund does not have any portfolio maturity limitation and may invest in instruments with short-term, medium-term or long-term maturities. In seeking to achieve its investment objective, the Fund may invest in closed-end funds. The Fund may also invest in equity securities that a Sub-Adviser believes will yield high dividends or are otherwise consistent with the Fund’s investment objective and in repurchase agreements. The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2022

(a) Valuation of Investments

The Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1 – Quoted prices in active markets for identical assets.

•   Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, open-end investment companies are valued at their NAV each business day and are categorized as Level 1. ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs, common stocks and preferred stocks are generally categorized as Level 1. Corporate bonds, units, term loans and foreign bonds are valued at prices supplied by independent pricing services approved by the Valuation Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. Restricted securities are generally valued at a discount from the publicly traded equity. These securities are generally categorized as Level 2 or Level 3.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2022

The following is a summary of the valuations as of June 30, 2022 for the Fund based upon the three levels defined above:

High Yield ETF	Level 1	Level 2	Level 3		Total
Investments
Corporate Bonds(a)	$—	$49,557,050	$12,363	(b)	$49,569,413
Term Loans(a)	—	15,689,259	—		15,689,259
Foreign Bonds(a)	—	11,746,281	—		11,746,281
Exchange-Traded Funds(a)	3,962,468	—	—		3,962,468
Preferred Stocks(a)	590,483	—	—		590,483
Common Stocks(a)	139,191	5,015	—	(b)	144,206
Units(a)	—	—	—	(b)	—
Short-Term Investments	2,985,014	—	—		2,985,014
Total	$7,677,156	$76,997,605	$12,363		$84,687,124

(a)  See Schedule of Investments for additional detailed categorizations.

(b)  A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of a period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. When a security has been identified as defaulted, the income accrued for that security is written off and the security stops accruing interest or amortization/accretion. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Paydown gains and losses are recorded as an adjustment to interest income in the Statement of Operations. Dividend and Interest Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2022

(d) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2022, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(e) Term Loans

The Fund invests in senior secured corporate loans or bank loans, some of which may be partially or entirely unfunded and purchased on a when-issued or delayed delivery basis, that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy, whether as a contractual requirement or at their election. As a result, actual maturity may be substantially less than the stated maturity. Bank loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are immaterial and recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2022, the Fund did not have any unfunded loan commitments.

(f) Distributions to Shareholders

The Fund distributes net investment income monthly and capital gains, if any, at least annually. The Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2022

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce a shareholder’s cost basis and result in a higher capital gain and lower capital loss when the Shares on which the distribution was received are sold. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

The estimated characterization of the monthly distributions paid are expected to be either an ordinary income or return of capital distribution. This estimate is based on the Fund’s operating results during the period and the most recent industry information available from the Underlying Funds. The actual characterization of the distributions made during the period may not be determined until after the end of the fiscal year and any differences may be adjusted in the subsequent year. The Fund will inform shareholders of the final tax character of the distributions on IRS Form 1099-DIV in February of the following year.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

The Adviser serves as the investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement entered into by the Adviser and the Trust, on behalf of the Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund. The Adviser is responsible for, among other things, overseeing the Sub-Advisers (defined below), including regular review of each Sub-Adviser’s performance, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 1.25% of average daily net assets of the Fund. Effective June 13, 2022, the Adviser has contractually agreed to waive a portion of its management fee as follows: 15 bps on assets $0-$250 million; 25 bps on assets $250-$500 million; and 30 bps on assets greater than $500 million. This fee waiver will remain in effect until at least June 13, 2023. The fee waiver agreement may be terminated, without payment of any penalty: (i) by the Trust for any reason and at any time and (ii) by the Adviser, for any reason, upon sixty (60) days’ prior written notice to the Trust, such termination to be effective upon the expiration of the then-current term. For the fiscal year ended June 30, 2022, the Adviser waived expenses of the Fund in the amount of $6,680. Waived fees are not recoupable in future periods.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”).

The Adviser has entered into an arrangement with Cobalt Falcon, LLC (the “Sponsor”) pursuant to which the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Fund (except the Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. The Sponsor also provides administrative and marketing support to the Fund. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2022

An Interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b) Investment Sub-Advisory Agreement

The Adviser has entered into investment sub-advisory agreements (the “Sub-Advisory Agreements”) with respect to the Fund with MacKay Shields and WhiteStar (the “Sub-Advisers”). Under the Sub-Advisory Agreements, the Sub-Advisers are responsible for selecting the Fund’s investments in accordance with the Fund’s investment objective, policies and restrictions. WhiteStar also is responsible for trading portfolio securities and other investment instruments on behalf of the Fund and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the oversight of the Board. Under the Sub-Advisory Agreements, the Adviser pays a fee to each Sub-Adviser, calculated daily and paid monthly, equal to an annual rate of 0.35% of the average daily allocated net assets.

(c) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of the Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(d) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as the Fund’s fund accountant, transfer agent, custodian and administrator.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended June 30, 2022 were as follows:

Fund	Purchases	Sales
High Yield ETF	$45,778,136	$49,063,902

Purchases and sales of in-kind transactions for the year ended June 30, 2022 were as follows:

Fund	Purchases	Sales
High Yield ETF	$—	$21,127,366

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2022

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $500, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund’s securities to the account of

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2022

the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of the Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Fund is $500, regardless of the number of Creation Units redeemed in the transaction.

Note 6 – Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Fixed Income Securities Risk. The market value of fixed income investments in which the Fund may invest may change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities may rise. Conversely, during periods of rising interest rates, the value of fixed income securities may decline.

High-Yield Risk. High-yield or non-investment grade securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and are generally considered to be speculative. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the noninvestment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

LIBOR Phaseout Risk: The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Offered Rate (“LIBOR”), had announced plans to phase out the use of LIBOR. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by the Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the financial instruments in which the Fund invests, as well as other unforeseen effects, could result in losses to the Fund.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Trading Risk. Shares of the Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2022

Note 7 – Federal Income Taxes

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended June 30, 2022, the following amounts resulting primarily from the differing book and tax treatment relating to the reversal of gains and losses emanating from redemption-in-kind transactions, prior year true ups from underlying investments reflected in the current year, corporate actions and return of capital distributions have been reclassified:

Fund	Paid-in Capital	Total Distributable Earnings (Loss)
High Yield ETF	$(978,814)	$978,814

The tax character of the distributions paid during the tax year ended June 30, 2022 and June 30, 2021 were as follows:

	Year Ended June 30, 2022
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
High Yield ETF	$6,838,258	$—	$1,019,992	$7,858,250
	Year Ended June 30, 2021
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
High Yield ETF	$5,874,906	$—	$2,114,094	$7,989,000

As of the tax year ended June 30, 2022, the components of Distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains (Losses)	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
High Yield ETF	$—	$(193,278,609)	$(18,244,079)	$(211,522,688)

At June 30, 2022, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
High Yield ETF	$102,931,203	$244,476	$(18,488,555)	$(18,244,079)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of the tax year ended June 30, 2022, the Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
High Yield ETF	$95,764,899	$97,513,710	$193,278,609

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. In the current year the fund did not utilize any prior accumulated capital losses.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	June 30, 2022

Note 8 – Recent Market Events

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Fund invest depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Fund’s investments. The ultimate impact of the pandemic on the financial performance of the Fund’s investments is not reasonably able to be estimated at this time.

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known.

Note 9 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in the Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST Report of Independent Registered Public Accounting Firm	June 30, 2022

To the Shareholders of High Yield ETF and
Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of High Yield ETF (the “Fund”), a series of Exchange Listed Funds Trust, as of June 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2022, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodian, agent banks, transfer agents and brokers; when replies were not received from counterparties, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 26, 2022

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	June 30, 2022 (Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio(1)	Expenses Paid During Period(2)
High Yield ETF
Actual Performance	$ 1,000.00	$ 885.70	1.24%	$ 5.80
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.65	1.24%	$ 6.21

(1)  Effective June 13, 2022, the Fund has an advisory fee waiver. See Note 3a.

(2)  Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

EXCHANGE LISTED FUNDS TRUST REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM	June 30, 2022 (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from the Adviser’s portfolio management, capital markets and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and to manage the liquidity risk of the Fund on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the February 2022 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is adequately designed to assess and manage the Fund’s liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

EXCHANGE LISTED FUNDS TRUST Board Consideration of Approval of ADVISORY AND Sub-Advisory AgreementS	June 30, 2022 (Unaudited)

At a meeting held on June 8, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered and approved the continuance of the following agreements (the “Agreements”) with respect to the High Yield ETF (the “Fund”):

•   the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”), pursuant to which ETC provides advisory services to the Fund;

•   the sub-advisory agreement between ETC and MacKay Shields, LLC (“MacKay”), pursuant to which MacKay provides sub-advisory services to the Fund; and

•   the sub-advisory agreement between ETC and WhiteStar Asset Management, LLC (“WhiteStar”, and together with MacKay, the “Sub-Advisers”), pursuant to which WhiteStar provides sub-advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the continuance of the Agreements must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Although the 1940 Act requires that the Agreements be approved by the in-person vote of a majority of the Independent Trustees, the Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and possible restrictions on gatherings. The Meeting was held in reliance on an order issued by the Securities and Exchange Commission that provides temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in response to the challenges arising in connection with the COVID-19 pandemic.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and the Sub-Advisers, and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreements. Among other things, the Board was provided overviews of ETC’s and each Sub-Adviser’s advisory business, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss certain information provided. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and the Sub-Advisers. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC and each Sub-Adviser to the Fund; (ii) the Fund’s performance; (iii) ETC’s and each Sub-Adviser’s costs of and profits realized from providing such services to the Fund, including any fall-out benefits enjoyed by ETC and Sub-Advisers or their respective affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services

With respect to the nature, extent, and quality of the services provided to the Fund, the Board considered ETC’s and each Sub-Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund. The Board noted that (i) ETC’s responsibilities include overseeing the activities of the Sub-Advisers including review of the Sub-Advisers’ performance, monitoring compliance with various Fund policies and procedures and applicable securities regulations, quarterly reporting to the Board, and implementing Board directives as they relate to the Fund; (ii) MacKay’s responsibilities include the day to day portfolio

EXCHANGE LISTED FUNDS TRUST Board Consideration of Approval of ADVISORY AND Sub-Advisory AgreementS (Continued)	June 30, 2022 (Unaudited)

management of the Fund with respect to the assets allocated to it including, among other things, providing investment advice to the Fund, monitoring compliance with various Fund policies and procedures and applicable securities regulations, general portfolio compliance with relevant law, quarterly reporting to the Board, and implementing Board and ETC directives relating to the Fund; and (iii) WhiteStar’s responsibilities include, among other things, providing investment advice to the Fund and selecting investments with respect to the portion of the Fund’s assets allocated to it, monitoring compliance with various Fund policies and procedures and applicable securities regulations, trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily basket of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis, quarterly reporting to the Board, and implementing Board relating to the Fund. The Board noted that it had been provided with ETC’s and each Sub-Adviser’s registration forms on Form ADV as well as their responses to a detailed series of questions, which included a description of ETC’s and each Sub-Adviser’s respective operations, service offerings, personnel, compliance programs, risk management programs, and financial condition. The Board considered the qualifications, experience, and responsibilities of ETC’s and each Sub-Adviser’s investment personnel, the quality of ETC’s and each Sub-Adviser’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC and each Sub-Adviser have appropriate compliance policies and procedures in place. The Board considered ETC’s and each Sub-Adviser’s experience working with ETFs, including the Fund, and noted ETC’s experience managing other series of the Trust and other ETFs outside of the Trust.

The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of its shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of services provided to the Fund by ETC and each Sub-Adviser.

Performance

The Board reviewed the Fund’s performance in light of the Fund’s stated investment objective of high current income with a secondary goal of capital appreciation. The Board was provided with reports regarding the past performance of the Fund, including a report prepared by an independent third party, comparing the Fund’s performance to the performance of a group of peer funds for various time periods. The Board noted that the Fund is actively managed and that the Fund’s performance was higher than the peer group average and median for the one-year period ended December 31, 2021, but lower for the three-year, five-year and ten-year periods. The Board further noted that it receives regular reports regarding the Fund’s performance at its quarterly meetings.

Cost of Advisory Services and Profitability

The Board reviewed the advisory fee paid to ETC and the sub-advisory fees paid by ETC to each Sub-Adviser for their respective services provided to the Fund under the Agreements. The Board reviewed a report prepared by an independent third party comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was the highest of the peer group range. The Board considered that ETC had agreed at the Meeting to contractually waive a portion of its fee to ensure lower operating expenses of the Fund. The Board discussed the fact that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as underlying investment company fees, brokerage commissions, taxes, and interest. The Board noted that under the Agreements, ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources and that, while the Fund’s sponsor, Cobalt Falcon, LLC, has agreed to assume such responsibility, ETC is ultimately responsible for ensuring the obligation to the Fund is satisfied. The Board considered that the sub-advisory fees are paid by ETC, not the Fund, and that the fees reflect an arm’s length negotiation between ETC and

EXCHANGE LISTED FUNDS TRUST Board Consideration of Approval of ADVISORY AND Sub-Advisory AgreementS (Concluded)	June 30, 2022 (Unaudited)

each Sub-Adviser. The Board further determined that the fees reflected a reasonable allocation of the advisory fee paid to ETC given the work performed by each firm. The Board considered information provided about the costs and expenses incurred by ETC and each Sub-Adviser in providing advisory and sub-advisory services, evaluated the compensation and benefits received by ETC and each Sub-Adviser from each firm’s relationship with the Fund, and reviewed profitability information from ETC and each Sub-Adviser with respect to the Fund. In light of this information, the Board concluded that the advisory and sub-advisory fees appeared reasonable in light of the services rendered.

Economies of Scale

The Board considered for the Fund whether economies of scale have been realized. The Board concluded that no significant economies of scale have been realized by the Fund, but noted that ETC had agreed at the Meeting to contractually waive a portion of its fee to ensure lower operating expenses for the Fund.

Conclusion

No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	June 30, 2022 (Unaudited)

Tax Information

For the year ended June 30, 2022, the Fund listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any) designated as qualified dividend income.

Fund	Qualified Dividend Income
High Yield ETF	0.74%

For the year ended June 30, 2022, the Fund listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any), qualify for the dividends received deduction available to corporate shareholders.

Fund	Corporate Dividends Received Deduction
High Yield ETF	0.73%

For the year ended June 30, 2022, the Fund listed below had the percentage of ordinary income distributions that qualified as qualified interest income.

Fund	Qualified Interest Income
High Yield ETF	93.80%

Premium/Discount information

Information regarding how often the Shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for various time periods can be found on the Fund’s website at www.hyldetf.com.

EXCHANGE LISTED FUNDS TRUST TRUSTEES	June 30, 2022 (Unaudited)

Set forth below is information about each of the persons currently serving as a Trustee of the Trust. The address of each Trustee of the Trust is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees. The SAI is available without charge, upon request, by calling toll-free (844) 880-3837 or at www.hyldetf.com.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen By Trustee	Other Directorships held by Trustee During the Past 5 Years
Interested Trustee
Richard Hogan (1961)	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2002); Secretary, Exchange Traded Concepts Trust (since 2011).	19	None.
Independent Trustees
Timothy J. Jacoby (1952)	Trustee	Since 2014	None.	39

Independent Trustee, Bridge Builder Trust (since 2022) (15 portfolios); Independent Trustee, Edward Jones Money Market Fund (since 2017); Audit Committee Chair, Perth Mint Physical Gold ETF (2018 to 2020).

Linda Petrone (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors (since 2012).	39	None.
Stuart Strauss(3) (1953)	Trustee	Since 2022	Partner, Dechert LLP (2009 to 2020).	39	None.

(1)  Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)  The fund complex includes each series of the Trust and of Exchange Traded Concepts Trust.

(3)  Mr. Strauss was elected as an Independent Trustee effective January 24, 2022.

EXCHANGE LISTED FUNDS TRUST OFFICERS	June 30, 2022 (Unaudited)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of each officer of the Trust is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
J. Garrett Stevens (1979)	President	Since 2012

Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); and President, Exchange Traded Concepts Trust (since 2011).

Richard Hogan (1961)	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2003); Secretary, Exchange Traded Concepts Trust (since 2011).
Christopher W. Roleke (1972)	Treasurer	Since 2012	Controller, Exchange Traded Concepts, LLC (Since 2022); Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC (2011 to 2022).
James J. Baker Jr. (1951)	Assistant Treasurer	Since 2015	Managing Partner, Exchange Traded Concepts, LLC (since 2011).
Matthew Fleischer (1983)	Chief Compliance Officer	Since 2021

Chief Compliance Officer, Exchange Listed Funds Trust (since 2021); Chief Compliance Officer, Exchange Traded Concepts Trust (since 2021); Vice President, Compliance, Goldman Sachs Group, Inc., Goldman Sachs Asset Management Funds (2017 to 2021); Associate Counsel, Ameriprise Financial, Columbia Threadneedle Funds (2015 to 2017).

(1)  Each officer serves at the pleasure of the Board.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Sub-Advisers:

MacKay Shields, LLC
1345 Avenue of the Americas
New York, NY 10105

WhiteStar Asset Management LLC
300 Crescent Court, Suite 200
Dallas, TX 75201

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Fund’s SAI, which is available without charge by visiting the Fund’s website at www.hyldetf.com or the SEC’s website at www.sec.gov or by calling toll-free (844) 880-3837.

In addition, a description of how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling toll-free (844) 880-3837 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.hyldetf.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

ITEM 2: CODE OF ETHICS.

(a)	The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. This code of ethics is included as Exhibit 13(a)(1).

(b)	During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer and principal financial officer; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Timothy J. Jacoby, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees:

2022	2021
$17,850	$17,000

Audit fees, paid to Cohen & Company, Ltd., relate to the audit of the registrant’s annual financial statements and the consent issued and included with the registrant’s post-effective registration statements.

(b) Audit-Related Fees:

2022	2021
$-	$-

(c) Tax Fees:

2022	2021
$3,500	$3,500

These tax fees relate to the review of the registrant’s tax returns, and review of income and capital gain distribution calculations. These fees were paid to Cohen & Company, Ltd.

(d) All Other Fees:

2022	2021
$-	$-

(e)(1)	The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require preapproval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)

2022	2021
0%	0%

(f)	Not applicable.

(g)

2022	2021
$3,500	$3,500

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5: Audit Committee of Listed registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Timothy J. Jacoby (chairman), Linda Petrone and Stuart Strauss.

Item 6: Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	08/18/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s /J. Garrett Stevens
By (Signature and Title)	J. Garrett Stevens
President and Principal Executive Officer

Date:	08/18/2022

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date:	08/18/2022